INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S.	$ 331,520,000	$ 214,675,000	$ 142,623,000
Foreign	84,781,000	74,387,000	28,899,000
Earnings from continuing operations before income taxes	416,301,000	289,062,000	171,522,000
Current income tax provision (benefit):
Federal	115,250,000	56,439,000	49,450,000
State	13,946,000	9,204,000	(26,510,000)
Foreign	14,402,000	16,496,000	8,496,000
Current income tax provision	143,598,000	82,139,000	31,436,000
Deferred income tax (benefit) provision:
Federal	(821,000)	40,414,000	(23,293,000)
State	(2,117,000)	1,978,000	639,000
Foreign	(6,158,000)	(5,316,000)	(12,829,000)
Deferred income tax (benefit) provision	(9,096,000)	37,076,000	(35,483,000)
Income tax provision (benefit)	134,502,000	119,215,000	(4,047,000)
Excess tax deductions attributable to stock-based compensation	32,900,000	57,100,000	22,200,000
Deferred tax assets:
Accrued expenses	28,005,000	13,708,000
Net operating loss carryforwards	52,336,000	27,177,000
Tax credit carryforwards	6,138,000	5,095,000
Stock-based compensation	69,101,000	66,962,000
Income tax reserves, including related interest	62,852,000	60,596,000
Fair value investments	1,151,000	12,189,000
Equity method investments	13,584,000	13,809,000
Other	11,444,000	13,374,000
Total deferred tax assets	244,611,000	212,910,000
Less valuation allowance	(62,353,000)	(60,783,000)
Net deferred tax assets	182,258,000	152,127,000
Deferred tax liabilities:
Property and equipment	(1,743,000)	(6,018,000)
Investment in subsidiaries	(377,483,000)	(373,652,000)
Intangible and other assets	(69,530,000)	(60,830,000)
Other	(20,098,000)	(14,602,000)
Total deferred tax liabilities	(468,854,000)	(455,102,000)
Net deferred tax liability	(286,596,000)	(302,975,000)
Classification of deferred tax assets and liabilities
Current deferred tax asset	$ 34,381,000	$ 20,343,000